Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 17,621,188	$ 16,059,617
Less: accumulated depreciation	(6,374,373)	(5,545,586)
Property, plant and equipment, net	11,246,815	10,514,031
Building [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	15,345,997	12,813,510
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,918,918	2,867,046
Furniture, fixture and electronic equipment [Memebr]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	179,667	231,929
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 176,606	$ 147,132